STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9%
Aerospace & Defense - .7%
General Dynamics, Gtd. Notes	3.00	5/11/2021	3,030,000		3,104,072
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,000,000		3,101,140
				6,205,212
Airlines - .7%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,134,317		3,219,039
Delta Air Lines Pass Through Trust, Ser. 2020-1, Cl. AA	2.00	6/10/2028	4,000,000		3,691,350
				6,910,389
Asset-Backed Ctfs./Auto Receivables - .0%
Drive Auto Receivables Trust, Ser. 2018-1, Cl. C	3.22	3/15/2023	70,209		70,296
Automobiles & Components - 2.4%
American Honda Finance, Sr. Unscd. Notes	1.70	9/9/2021	4,260,000		4,303,142
Daimler Finance North America, Gtd. Notes	2.55	8/15/2022	2,000,000	[a]	2,011,405
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	2,000,000		1,995,760
General Motors Financial, Sr. Unscd. Notes	5.20	3/20/2023	2,000,000		2,083,407
Paccar Financial, Sr. Unscd. Notes	2.80	3/1/2021	3,730,000		3,795,384
Toyota Motor Credit, Sr. Unscd. Notes	2.00	10/7/2024	3,650,000		3,796,196
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	4,700,000	[a]	4,784,782
				22,770,076
Banks - 12.8%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	2,200,000	[a]	2,293,625
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	7,175,000		7,848,160
Bank of Montreal, Sr. Unscd. Notes, Ser. E	3.30	2/5/2024	8,000,000		8,594,797
Citigroup, Sub. Bonds	4.40	6/10/2025	10,540,000		11,672,029
Citizens Financial Group, Sub. Notes	4.30	12/3/2025	6,885,000		7,527,955
Cooperatieve Rabobank, Gtd. Notes	3.75	7/21/2026	6,785,000		7,352,774
Credit Suisse Group, Sr. Unscd. Notes	3.00	12/14/2023	5,000,000	[a]	5,161,384
Deutsche Bank, Sr. Unscd. Notes	3.38	5/12/2021	4,420,000		4,429,272
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	4,235,000		3,644,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Banks - 12.8% (continued)
JPMorgan Chase & Co., Sub. Notes	3.38	5/1/2023	3,960,000		4,212,582
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	2,685,000	[a]	3,079,445
Lloyds Banking Group, Sr. Unscd. Notes	2.91	11/7/2023	5,374,000		5,530,656
Morgan Stanley, Sub. Notes	4.88	11/1/2022	7,610,000		8,262,600
NatWest Markets, Sr. Unscd. Notes	3.63	9/29/2022	3,000,000	[a]	3,121,385
Royal Bank of Canada, Sub. Notes	4.65	1/27/2026	6,510,000		7,489,380
Royal Bank of Scotland Group, Sub. Bonds	6.10	6/10/2023	3,100,000		3,387,900
Santander, Sr. Unscd. Notes	2.10	1/13/2023	4,560,000		4,689,527
Societe Generale, Sub. Notes	4.75	11/24/2025	3,680,000	[a]	3,905,216
Sumitomo Mitsui Financial Group, Sr. Unscd. Notes	2.78	7/12/2022	4,780,000		4,940,806
The Bank of Nova Scotia, Sr. Unscd. Notes	1.95	2/1/2023	4,870,000		4,993,417
The Goldman Sachs Group, Sr. Unscd. Notes	2.91	7/24/2023	9,000,000		9,255,431
				121,393,088
Beverage Products - .6%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.75	1/23/2029	4,955,000		5,862,577
Building Materials - .4%
Vulcan Materials, Sr. Unscd. Notes, 3 Month LIBOR +.60%	1.34	6/15/2020	3,600,000	[b]	3,598,035
Chemicals - .4%
Dupont De Nemours, Sr. Unscd. Notes	4.21	11/15/2023	3,745,000		4,076,936
Collateralized Municipal-Backed Securities - .2%
Government National Mortgage Association, Ser. 2013-17, Cl. AB	2.30	1/16/2049	2,007,475		2,045,226
Commercial & Professional Services - .5%
Global Payments, Sr. Unscd. Notes	4.00	6/1/2023	4,615,000		4,999,889
Diversified Financials - 1.7%
AerCap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	4,435,000		4,323,398
Air Lease, Sr. Unscd. Notes	2.30	2/1/2025	4,790,000		4,183,781
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	2,800,000		2,805,311
Intercontinental Exchange, Gtd. Notes	2.75	12/1/2020	4,500,000		4,553,554
				15,866,044
Electronic Components - .5%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	4,425,000		4,581,782
Energy - 2.9%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,875,000		6,089,532

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
Energy - 2.9% (continued)
Cimarex Energy, Sr. Unscd. Notes	4.38	3/15/2029	3,000,000	2,970,513
Energy Transfer Operating, Gtd. Notes	3.75	5/15/2030	2,000,000	1,979,807
Noble Energy, Sr. Unscd. Notes	3.85	1/15/2028	3,575,000	3,255,561
ONEOK, Gtd. Notes	4.00	7/13/2027	3,400,000	3,350,872
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	2,500,000	2,768,453
Shell International Finance, Gtd. Notes	2.38	4/6/2025	3,785,000	4,035,959
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	2,760,000	2,999,753
				27,450,450
Environmental Control - .6%
Waste Management, Gtd. Notes	3.13	3/1/2025	4,775,000	5,212,229
Food Products - .5%
General Mills, Sr. Unscd. Notes, 3 Month LIBOR +1.01%	2.14	10/17/2023	4,325,000	[b] 4,286,554
Health Care - 4.2%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	4,600,000	[a] 4,948,492
Amgen, Sr. Unscd. Notes	2.20	2/21/2027	4,820,000	5,039,532
Anthem, Sr. Unscd. Notes	2.38	1/15/2025	3,000,000	3,156,436
CVS Health, Sr. Unscd. Notes	4.10	3/25/2025	3,800,000	4,251,399
GlaxoSmithKline Capital, Gtd. Notes	3.38	5/15/2023	6,550,000	7,067,603
Pfizer, Sr. Unscd. Notes	2.80	3/11/2022	4,745,000	4,949,656
Shire Acquisitions Investments Ireland, Gtd. Notes	3.20	9/23/2026	5,005,000	5,532,987
UnitedHealth Group, Sr. Unscd. Notes	2.88	3/15/2023	4,560,000	4,862,892
				39,808,997
Industrial - 1.8%
Caterpillar Financial Services, Sr. Unscd. Notes	1.90	9/6/2022	3,770,000	3,880,007
John Deere Capital, Sr. Unscd. Notes	2.15	9/8/2022	5,000,000	5,163,459
Parker-Hannifin, Sr. Unscd. Notes	2.70	6/14/2024	3,825,000	4,006,717
Snap-On, Sr. Unscd. Notes	3.25	3/1/2027	3,890,000	4,193,682
				17,243,865
Information Technology - 2.1%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	4,580,000	5,064,121
Microsoft, Sr. Unscd. Notes	3.13	11/3/2025	6,550,000	7,410,482
Oracle Corp., Sr. Unscd. Notes	2.50	4/1/2025	7,000,000	7,455,330
				19,929,933
Internet Software & Services - .9%
eBay, Sr. Unscd. Notes	1.90	3/11/2025	3,165,000	3,184,084
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,075,000	[a] 5,702,536
				8,886,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
Media - .5%
Discovery Communications, Gtd. Notes	4.90	3/11/2026	3,970,000		4,443,270
Municipal Securities - 3.9%
Bay Area Toll Authority, Revenue Bonds, Refunding	2.43	4/1/2026	8,000,000		8,448,480
California, GO	3.38	4/1/2025	950,000		1,038,768
California, GO, Ser. A	2.37	4/1/2022	2,850,000		2,922,846
Chicago, GO, Ser. B	7.05	1/1/2029	5,785,000		6,098,142
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	5,845,000		5,998,607
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	2,805,000		2,814,565
University of California, Revenue Bonds, Refunding	3.06	7/1/2025	9,140,000		9,852,280
				37,173,688
Real Estate - 1.7%
Brandywine Operating Partnership, Gtd. Notes	3.95	11/15/2027	4,000,000		3,981,270
HealthCare Realty Trust, Sr. Unscd. Notes	3.63	1/15/2028	2,375,000		2,381,227
Healthcare Trust of America Holdings, Gtd. Notes	3.50	8/1/2026	2,335,000		2,406,983
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	3,950,000		3,574,109
UDR, Gtd. Notes	2.95	9/1/2026	3,620,000		3,654,071
				15,997,660
Retailing - .4%
Target, Sr. Unscd. Notes	2.25	4/15/2025	3,785,000		4,036,966
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Gtd. Notes	4.70	4/15/2025	3,000,000	[a]	3,294,103
Technology Hardware & Equipment - .6%
Apple, Sr. Unscd. Notes	2.25	2/23/2021	5,915,000		5,989,810
Telecommunication Services - 3.6%
AT&T, Sr. Unscd. Notes	3.40	5/15/2025	9,350,000		10,092,459
Motorola Solutions, Sr. Unscd. Notes	4.60	5/23/2029	2,420,000		2,705,656
Telefonica Emisiones, Gtd. Notes	4.57	4/27/2023	4,460,000		4,851,829
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	4,700,000	[a]	5,118,676
Verizon Communications, Sr. Unscd. Notes	2.63	8/15/2026	10,500,000		11,340,410
				34,109,030
Transportation - .4%
Ryder System, Sr. Unscd. Notes	2.88	6/1/2022	3,900,000		3,972,748
U.S. Government Agencies - 1.1%
Federal National Mortgage Association, Unscd. Notes	1.88	1/17/2024	10,250,000	[c]	10,262,441

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Government Agencies Mortgage-Backed - .8%
Federal Home Loan Mortgage Corp.:
4.50%, 2/1/2034			1,456,117	[c]	1,551,328
Federal National Mortgage Association:
2.78%, 3/1/2022			6,093,020	[c]	6,230,816
				7,782,144
U.S. Treasury Securities - 49.5%
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	4/15/2022	9,043,980	[d,e]	9,071,577
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.13	1/15/2022	10,578,787	[d]	10,603,483
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	13,850,222	[d]	14,681,866
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	13,983,647	[d]	14,351,793
U.S. Treasury Notes	0.63	5/15/2030	3,740,000	[e]	3,729,993
U.S. Treasury Notes	1.13	2/28/2021	21,000,000		21,149,297
U.S. Treasury Notes	1.13	6/30/2021	16,265,000		16,428,921
U.S. Treasury Notes	1.13	2/28/2025	13,000,000	[e]	13,518,477
U.S. Treasury Notes	1.13	8/31/2021	5,000,000		5,058,398
U.S. Treasury Notes	1.25	8/31/2024	6,000,000		6,251,836
U.S. Treasury Notes	1.38	8/31/2023	4,000,000		4,151,252
U.S. Treasury Notes	1.50	10/31/2021	21,000,000	[e]	21,392,520
U.S. Treasury Notes	1.50	2/15/2030	8,500,000	[e]	9,189,629
U.S. Treasury Notes	1.50	9/15/2022	20,000,000		20,609,766
U.S. Treasury Notes	1.50	11/30/2021	13,000,000		13,258,223
U.S. Treasury Notes	1.50	8/15/2022	22,250,000	[e]	22,904,028
U.S. Treasury Notes	1.63	5/15/2026	22,350,000		23,936,763
U.S. Treasury Notes	1.75	9/30/2022	11,400,000		11,819,930
U.S. Treasury Notes	1.75	7/15/2022	16,750,000		17,311,060
U.S. Treasury Notes	1.88	2/28/2022	11,760,000		12,110,274
U.S. Treasury Notes	1.88	1/31/2022	24,575,000		25,270,972
U.S. Treasury Notes	2.00	4/30/2024	15,000,000		16,030,664
U.S. Treasury Notes	2.13	9/30/2021	20,240,000		20,763,789
U.S. Treasury Notes	2.13	5/31/2021	20,000,000		20,383,984
U.S. Treasury Notes	2.25	11/15/2024	15,690,000		17,062,262
U.S. Treasury Notes	2.38	2/29/2024	15,000,000		16,200,879
U.S. Treasury Notes	2.50	3/31/2023	11,000,000		11,719,082
U.S. Treasury Notes	2.63	2/28/2023	11,140,000		11,887,163
U.S. Treasury Notes	2.75	4/30/2023	8,000,000		8,595,000
U.S. Treasury Notes	2.88	11/30/2023	17,000,000		18,576,485
U.S. Treasury Notes	2.88	11/15/2021	12,000,000		12,470,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.9% (continued)
U.S. Treasury Securities - 49.5% (continued)
U.S. Treasury Notes	2.88	10/15/2021	18,750,000	19,444,702
				469,934,224
Utilities - 2.2%
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	2,000,000	2,142,665
Black Hills, Sr. Unscd. Notes	3.05	10/15/2029	5,260,000	5,387,652
Nisource, Sr. Unscd. Notes	3.49	5/15/2027	3,600,000	4,025,650
Public Service Enterprise Group, Sr. Unscd. Notes	2.65	11/15/2022	3,860,000	4,022,852
Southwestern Electric Power, Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	4,570,000	5,161,673
				20,740,492
Total Bonds and Notes (cost $902,350,110)			938,934,774

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $5,125,000)	5.00		205,000	5,270,550
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - ..2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,889,011)	0.21		1,889,011	[f] 1,889,011

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,545,126)	0.21		8,545,126	[f] 8,545,126
Total Investments (cost $917,909,247)			100.5%	954,639,461
Liabilities, Less Cash and Receivables			(0.5%)	(4,866,854)
Net Assets			100.0%	949,772,607

GO—General Obligation

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $43,421,049 or 4.57% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $43,937,407 and the value of the collateral was $44,895,029, consisting of cash collateral of $8,545,126 and U.S. Government & Agency securities valued at $36,349,903.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	70,296	-	70,296
Collateralized Municipal-Backed Securities	-	2,045,226	-	2,045,226
Corporate Bonds	-	411,666,755	-	411,666,755
Equity Securities – Preferred Stocks	5,270,550	-	-	5,270,550
Investment Companies	10,434,137	-	-	10,434,137
Municipal Securities	-	37,173,688	-	37,173,688
U.S. Government Agencies	-	10,262,441	-	10,262,441
U.S. Government Agencies Mortgage-Backed	-	7,782,144	-	7,782,144
U.S. Treasury Securities	-	469,934,224	-	469,934,224

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is

NOTES

subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $36,730,214, consisting of $40,397,239 gross unrealized appreciation and $3,667,025 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.